GOODWILL AND OTHER INTANGIBLE ASSETS - Other Intangible Assets by Major Class (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Summary of other intangible assets
Intangible assets not subject to amortization	$ 1,215	$ 1,200
Intangible assets subject to amortization
Historical cost	8,911	7,915
Accumulated amortization	5,071	4,456
Customer relationships
Intangible assets subject to amortization
Historical cost	5,236	4,659
Accumulated amortization	2,934	2,577
Patents and technology
Intangible assets subject to amortization
Historical cost	2,225	1,979
Accumulated amortization	1,191	1,056
Trademarks
Intangible assets subject to amortization
Historical cost	1,214	1,107
Accumulated amortization	787	693
Other
Intangible assets subject to amortization
Historical cost	235	169
Accumulated amortization	$ 159	$ 131